U. S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Income Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): _X_

3.    Investment Company Act File Number:             811-2674

      Securities Act File Number:         002-57151

4(a) Last day of fiscal year for which this Form is filed:

            August 31, 1998

4(b)  ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

4(c)  ____   Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                            $1,810,376,697
                                                                 --------------

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:               $1,314,508,505
                                                                 --------------

      (iii) Aggregate  price of securities redeemed
            or  repurchased  during any prior  fiscal
            year ending no earlier  than October 1, 1995
            that were not  previously  used to reduce
            registration  fees  payable  to the
            Commission                                           $0
                                                                 ----

      (iv)  Total  available  redemption  credits
            [add items  5(ii) and 5(iii)]                        $1,314,508,505
                                                                 --------------

      (v)   Net sales - if item 5(i) is greater than
            item 5(iv)  [subtract  item
            5(iv) from item 5(i)]                                $495,868,192
                                                                 ------------

      (vi)  Redemption  credits available for use
            in future years - if item 5(i)
            is less than item 5(iv) [subtract
            item 5(iv) from item 5(i)]                           $0
                                                                 ----

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)               x0.000278
                                                                 ---------

      (viii)Registration fee due [multiply item 5(v)
            by item 5(vii)] (enter "0" if no fee is due):        =$137,851.36
                                                                 ------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7.    Interest due - if this Form is being filed
      more than 90 days after the end
      of the Issuer's fiscal year (see instruction D):           +$0
                                                                 ----

8.    Total of the  amount of the  registration  fee
      due plus any  interest  due
      [line 5(viii) plus line 7]:                                =$137,851.36
                                                                 ------------

9.    Date of the  registration  fee and any
      interest  payment  was sent to the
      Commission's lockbox depository:

            Method of Delivery:
                              _X_  Wire Transfer
                              ___  Mail or other means

                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                      INVESCO Income Funds, Inc. -
                              INVESCO High Yield Fund
                              INVESCO Select Income Fund
                              INVESCO Short-Term Bond Fund
                              INVESCO U. S. Government Securities Fund



                          By: /s/ Mark H. Williamson
                              ----------------------
                                  Mark H. Williamson
                                  President

Date:  November 30, 1998